Cash and cash equivalents (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 614,945	$ 210,378
Legg Mason - Western Asset Institutional Cash Reserves [Member]
Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	233,648	107,625
JP Morgan US dollar Liquidity Fund Institutional [Member]
Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 381,297	$ 102,753